RELATED PARTY TRANSACTIONS - Seatankers, Capesize Chartering, and United Freight Carriers (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) t vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Mar. 31, 2024 vessel
UFC
Related Party Transaction [Line Items]
Ownership percentage	50.00%	50.00%	50.00%
Vessel tonnage | t	50,000
Dry Bulk Carriers | Seatankers
Related Party Transaction [Line Items]
Number of vessels under commercial management | vessel	10	10		9
Commercial management fee revenue per day for managing vessels | $	$ 125	$ 125	$ 125